PREPAYMENTS AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
PREPAYMENTS AND OTHER CURRENT ASSETS
Prepaid expenses	$ 1,306	$ 2,746
Advance to employees	712	755
Receivables related to disposal of long-term Investments	29,975	46,478
Interest Receivable	468	3,496
Funds receivable	1,761	2,694
Properties held for sale	61,044	43,586
Others	10,790	18,635
Total	106,056	118,390
Less: allowance of credit losses	(38,332)	(9,343)	$ (3,629)	$ (2,210)
Prepayments and other current assets, net	$ 67,724	$ 109,047